Supplementary Information to the Statements of Profit and Loss	12 Months Ended
Dec. 31, 2023
Supplementary Information to the Statements of Profit and Loss [Abstract]
SUPPLEMENTARY INFORMATION TO THE STATEMENTS OF PROFIT AND LOSS

Note 23: - Supplementary Information to the Statements of Profit and Loss

a.	Additional information about revenues

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Revenues from major customers each of whom amount to 10% or more, of total revenues
Customer A(1)	32,800	16,195	11,947
Customer B(2)	$16,129	$14,205	$31,936
Customer C(3)	9,230	12,255	12,357
	$58,159	$42,655	$56,240

(1)	Revenue is attributed to the Proprietary segment. Refer to Note 18 (c) for more information.

(2)	Revenue is attributed to the Proprietary segment. Refer to Note 18 (a) for more information.

(3)	Revenue is attributed mainly to the Distribution segment and in 2023; the total is less than 10% of total Revenues

b.	Revenues based on the location of the customers, are as follows:

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

U.S.A	$73,741	$65,296	$49,763
Israel	31,296	32,031	35,774
Canada	11,162	10,555	-
Europe	7,088	5,277	5,677
Latin America	12,928	11,293	9,127
Asia	6,147	4,581	3,167
Others	157	306	134
Total Revenue	$142,519	$129,339	$103,642

c.	Cost of goods sold

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Cost of materials (1)	$70,308	$53,666	$63,945
Salary and related expenses	16,330	14,967	17,486
Subcontractors	6,354	4,673	4,892
Depreciation and amortization (2)	9,000	8,553	3,627
Energy	1,383	1,365	1,464
Other manufacturing expenses	1,235	1,785	1,298

Total Cost of goods sold before Inventory change	100,610	85,009	92,712
Decrease (increase) in inventories	(17,581)	(2,373)	(19,398)
Total Cost of goods sold	$87,029	$82,636	$73,314

(1)	Costs of materials for the year ended December 31, 2021, includes $24,282 of inventory obtained in connection with the business combination. Refer to Note 5b for further detail on the business combination.

(2)	Including amortization of intangible assets in the amount of $5,376 for each of the years ended December 31, 2023 and 2022, and $574 for the year ended December 31, 2021

d.	Research and development

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Salary and related expenses	$5,110	$5,608	$5,076
Subcontractors	4,677	4,216	3,656
Materials and allocation of facility costs	2,971	2,538	1,896
Depreciation and amortization	586	574	616
Others	589	236	113

Total Research and development	$13,933	$13,172	$11,357

For additional information regarding government grant refer to Note 13(b)

e.	Selling and marketing

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands
Salary and related expenses	$4,907	4,047	1,930
Packing, shipping and delivery	1,366	1,484	912
Marketing and advertising	2,634	3,676	1,340
Registration and marketing fees	4,362	3,463	1,262
Depreciation and amortization (1)	2,090	2,056	488
Others	834	558	346

Total Selling and marketing	$16,193	$15,284	$6,278

(1)	Including amortization of intangible assets in the amount of $1,807 for each of the years ended December 2023 and 2022, and $265 for the year ended December 31, 2021.

f.	General and administrative

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Salary and related expenses	$5,283	$4,455	3,853
Employees welfare	1,337	1,299	1,259
Professional fees and public company expense	4,305	4,213	5,055
Depreciation, amortization and impairment	1,035	973	875
Communication and software services	1,201	905	977
Others	1,220	958	617

Total General and administrative	$14,381	$12,803	$12,636

g.	Financial (expense) income

	Year Ended December 31,
	2023	2022	2021
	U.S. Dollars in thousands

Financial income
Interest income from cash deposit	$588	$91	$295

Financial expense
Revaluation of long term liabilities	(980)	(6,266)	(994)
Fees and interest expense to financial institutions	(1,298)	(914)	(283)

Financial income and (expense)
Derivatives instruments measured at fair value	149	548	(565)
Translation differences of financial assets and liabilities	(94)	(250)	358

Total Financial (expense) income	$(1,635)	$(6,791)	$(1,189)